UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                            FORM N-CSR

          CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                       INVESTMENT COMPANIES

         Investment Company Act file number _______811-05631____

             __________First Pacific Mutual Fund, Inc.__________
              (Exact name of registrant as specified in charter)

                      2756 Woodlawn Drive, Suite #6-201
                ___________Honolulu, HI  96822-1856__________
            (Address of principal executive offices) (Zip code)

                            Audrey C. Talley
                      Drinker Biddle & Reath LLP
                           One Logan Square
                      18th and Cherry Streets
               __________Philadelphia, PA  19103-6996__________
                     (Name and address of agent for service)

     Registrant's telephone number, including area code:  808-988-8088

              Date of fiscal year end:  September 30

             Date of reporting period:  March 31, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information
under the clearance requirements of 44 U.S.C.    3507.







Item 1.  Reports to Stockholders.


May 5, 2004



Dear Fellow Shareholder,

	The April tax season has just passed, and as Hawaii taxpayers, many of us felt the impact of paying high taxes. In fact, as a Hawaii resident, as much as $40 of every $100 of your taxable income could go to the government in income taxes.

	According to the Tax Foundation, the average employee in Hawaii works until April 13 to pay his taxes. In this tough economy, every dollar we save makes a difference. We believe that investing in tax-free funds such as the Hawaii Municipal Fund and the Hawaii Intermediate Fund can help reduce our tax burden.

	Recent upbeat economic assessments from the Fed have led to a sell off in U.S. bonds causing uncertainty among fixed income investors.

	So, should investors abandon the bond market? Absolutely not! Bonds and particularly Municipal Bonds should continue to play an important role in a well-balanced portfolio.

	Not only does diversification make sound financial sense, but it also enriches our community by funding worthy projects such as schools, roads and libraries.

	At First Pacific, we recommend maintaining a diversified investment portfolio consisting of bonds, stocks and cash in varying percentages, depending upon individual circumstances and objectives. Whether your goals are receiving tax-free income, saving for retirement, or diversifying your investment portfolio, the Hawaii Municipal Fund and the Hawaii Intermediate Fund can help you achieve your objectives.

      On the following pages you will find our March 31, 2004 semi-annual report and privacy notice. The privacy notice informs you about our policy for protecting confidential information about you and your accounts. If you have any questions or would like us to provide information about the Funds to your family or friends, please call us at 988-8088.

	Thank you for your business. As always, we look forward to providing you with the high level of service that you have come to expect.

Warmest Aloha,

/s/ Terrence K.H. Lee

Terrence K.H. Lee
President and CEO
			First Pacific Securities, Inc., Distributor/Member SIPC

Before investing, read the prospectus carefully for complete information including all fees and expenses. Call 988-8088 for a free prospectus.
Funds' yields, share prices and investment returns fluctuate so that you may receive more or less than your original investment upon redemption.
Past performance is no guarantee of future results. Some income may be subject to the federal alternative minimum tax for certain investors. Hawaii Municipal Fund and Hawaii Intermediate Fund are series of First Pacific Mutual Fund, Inc.





















































HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS

March 31, 2004 (Unaudited)

	Value
	Par Value	(Note 1 (A))
HAWAII MUNICIPAL BONDS -98.48%
		Hawaii County
			General Obligation Bonds - 4.85%
$	  300,000			5.600%,	05/01/11	$	  347,913
	1,000,000			5.625%,	05/15/18		1,135,650
	1,000,000			5.625%,	05/15/19		1,131,580
	1,025,000			5.125%,	07/15/20		1,090,467
	1,250,000			5.125%,	07/15/21		1,323,388
	1,000,000			5.000%,	07/15/22		1,054,590
	1,000,000			5.000%,	07/15/23		1,049,120
							                  7,132,708
		Hawaii State
			General Obligation Bonds - 3.74%
	  135,000			6.000%,	10/01/08		  156,562
	  120,000			5.250%,	04/01/11		  132,432
	  300,000			6.250%,	01/01/14		  311,514
	2,000,000			5.250%,	07/01/18		2,197,440
	1,580,000			5.125%,	02/01/22		1,667,864
	1,000,000			4.900%,	09/01/23		1,034,240
							                  5,500,052
			Airport Systems Revenue Bonds - 4.88%
	2,000,000			8.000%,	07/01/11		2,563,580
	  385,000			6.900%,	07/01/12		  464,784
	3,000,000			6.500%,	07/01/14		3,559,710
	  500,000			6.500%,	07/01/15		  592,045
							                  7,180,119
			Certificates of Participation #1 - Capital District - 2.48%
	1,000,000			5.000%,	05/01/16		1,090,870
	  555,000			5.000%,	05/01/18		  598,523
	1,750,000			5.500%,	05/01/20		1,957,165
							                  3,646,558
			Department of Budget & Finance Special Purpose Revenue Bonds
				Hawaiian Electric Company, Inc. - 18.91%
	4,000,000			5.750%,	12/01/18		4,438,640
	  500,000			5.700%,	07/01/20		  547,495
	2,765,000			6.500%,	07/01/22		2,801,139
	  760,000			6.600%,	01/01/25		  794,071
	  625,000			6.200%,	05/01/26		  680,263
	  600,000			5.875%,	12/01/26		  646,908
     10,055,000			5.650%,	10/01/27	     10,954,520
	6,025,000			6.200%,	11/01/29		6,941,101
							                 27,804,137




See accompanying notes to financial statements.


HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2004 (Unaudited)

	Value
	Par Value	(Note 1 (A))
				Kapiolani Health Care System - 7.83%
$	  490,000			6.300%,	07/01/08	$	  501,059
	1,500,000			6.000%,	07/01/11		1,578,390
	1,515,000			6.400%,	07/01/13		1,645,139
	1,780,000			6.400%,	07/01/13		1,820,602
	  700,000			6.200%,	07/01/16		  732,032
	3,420,000			6.000%,	07/01/19		3,463,400
	1,715,000			6.250%,	07/01/21		1,776,620
							                 11,517,242
				The Queen's Health Systems - 5.08%
	  300,000			5.200%,	07/01/04		  302,592
	1,020,000			6.000%,	07/01/20		1,141,594
	  100,000			5.250%,	07/01/23		  106,716
	5,310,000			5.750%,	07/01/26		5,913,906
							                  7,464,808
				Wilcox Hospital - 2.70%
	  250,000			4.800%,	07/01/04		  251,463
	  500,000			4.900%,	07/01/05		  516,645
	  800,000			5.250%,	07/01/13		  832,704
	2,245,000			5.350%,	07/01/18		2,258,986
	  115,000			5.500%,	04/01/28		  115,049
							                  3,974,847
			Harbor Capital Improvements Revenue Bonds - 0.97%
	  300,000			6.250%,	07/01/15		  309,270
	  500,000			5.500%,	07/01/19		  547,390
	  520,000			5.750%,	07/01/29		  560,388
							                  1,417,048
			Highway Revenue Bonds - 3.73%
	1,000,000			5.600%,	07/01/14		1,097,300
	1,100,000			5.000%,	07/01/16		1,193,852
	1,000,000			5.375%,	07/01/19		1,096,810
	2,000,000			5.000%,	07/01/22		2,088,700
						                        5,476,662



See accompanying notes to financial statements.












HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2004 (Unaudited)

	Value
	Par Value	(Note 1 (A))
			Housing Authority Single Family
				Mortgage Special Purpose Revenue Bonds - 6.94%
$	  160,000			5.550%,	07/01/07	$	  163,872
	  325,000			7.000%,	07/01/11		  327,958
	  150,000			5.700%,	07/01/13		  153,510
	  465,000			6.900%,	07/01/16		  469,408
	  440,000			7.100%,	07/01/24		  440,840
	2,235,000			5.900%,	07/01/27		2,280,236
	2,305,000			5.900%,	07/01/27		2,351,745
	1,095,000			5.750%,	07/01/30		1,125,244
	2,820,000			5.375%,	07/01/33		2,885,678
							                 10,198,491

			Department of Hawaiian Homelands - 2.68%
	  900,000			4.050%,	07/01/06		  941,796
	1,355,000			4.100%,	07/01/07		1,436,774
	1,465,000			4.250%,	07/01/09		1,565,572
							                  3,944,142

			Housing Authority Multi-Family
				Mortgage Revenue Bonds - 2.35%
	1,000,000			5.700%,	07/01/18		1,011,470
	2,365,000			6.100%,	07/01/30		2,441,295
							                  3,452,765

			Public Housing Authority Bonds - 0.17%
	  250,000			5.750%,	08/01/04		  253,805

			University Faculty Housing - 1.67%
	  800,000			5.650%,	10/01/16		  856,032
	1,500,000			5.700%,	10/01/25		1,599,930
							                  2,455,962

			University of Hawaii - Revenue Bonds - 3.41%
	  750,000			5.500%,	07/15/06		  859,268
	4,000,000			5.125%,	07/15/32		4,159,680
							                  5,018,948


See accompanying notes to financial statements.









HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2004 (Unaudited)

	Value
	Par Value	(Note 1 (A))
		Honolulu City & County
			Board of Water Supply - 2.95%
$	  200,000			5.000%,	07/01/04	$	  201,950
	  700,000			4.750%,	07/01/15		  763,378
	  500,000			5.800%,	07/01/16		  553,160
	  750,000			5.800%,	07/01/21		  829,740
	1,890,000			5.250%,	07/01/31		1,983,763
							                  4,331,991
			Waste & Water System - 2.44%
	1,000,000			5.250%,	07/01/18		1,089,380
	2,500,000			0.980%,	07/01/31		2,500,000
							                  3,589,380

			General Obligation Bonds - 2.39%
	  200,000			7.350%,	07/01/06		  224,384
	  105,000			5.500%,	09/01/16		  116,858
	1,000,000			5.000%	07/01/23		1,053,180
	2,000,000			5.250%,	03/01/28		2,119,520
							                  3,513,942
			Housing Authority Multi-Family Mortgage Revenue Bonds
				Hale Pauahi - 0.29%
	  410,000			6.800%,	07/01/28		  424,034
				Maunakea Apartments - 0.60%
	  798,000			5.750%,	11/20/09		  885,908
				Waipahu Project - 2.97%
	4,200,000			6.900%,	06/20/35		4,366,110
				Sunset Villas - 3.52%
	2,955,000			5.600%,	07/20/21		3,065,783
	2,000,000			5.700%,	07/20/31		2,107,500
							                  5,173,283




See accompanying notes to financial statements.













HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2004 (Unaudited)

	Value
	Par Value	(Note 1 (A))
		Kauai County
			General Obligation Bonds - 4.51%
$	  410,000			5.850%,	08/01/07	$	  463,021
	1,280,000			5.850%,	08/01/07		1,445,530
	  595,000			6.250%, 	08/01/19		  716,213
	  695,000			6.250%, 	08/01/22		  836,585
	3,065,000			5.000%,	08/01/25		3,165,287
							                  6,626,636
			Housing Authority Paanau Project - 0.97%
	1,420,000			7.250%,	04/01/12		1,421,463
		Maui County
			General Obligation Bonds - 2.25%
	  235,000			5.750%,	06/01/13		  258,907
	  500,000			5.300%,	09/01/14		  555,920
	  500,000			5.000%,	09/01/17		  537,830
	1,840,000			5.000%,	03/01/20		1,950,786
							                  3,303,443
			Kuakini Hawaii Health System - 3.20%
	1,570,000			6.300%, 	07/01/22		1,619,626
	3,000,000			6.375%,	07/01/32		3,087,660
							                  4,707,286
	Total Hawaii Municipal Bonds (Cost $136,870,225)    144,781,770







See accompanying notes to financial statements.



















HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2004 (Unaudited)

	Value
	Par Value	(Note 1 (A))
                    PUERTO RICO MUNICIPAL BONDS - 0.38%
		Puerto Rico Commonwealth
			Housing Finance Corp.
				Multi-Family Mortgage Revenue Bonds - 0.22%
$	100,000			7.500%,	10/01/15	$	100,371
	220,000			7.500%,	04/01/22		220,961
							                  321,332

				Single-Family Mortgage Revenue Bonds - 0.16%
	230,000			6.250%,	04/01/29		237,549
	Total Puerto Rico Municipal Bonds (Cost $549,730)	558,881


VIRGIN ISLANDS MUNICIPAL BONDS - 0.09%
		Virgin Islands
	100,000		Public Finance Authority, Series A - 0.09%
				7.300%, 	10/01/18		      133,186
	Total Virgin Islands Municipal Bonds (Cost $99,625)	133,186

	Total Investments (Cost $137,519,580) (a)	98.95%  145,473,837
	Other Assets Less Liabilities		       1.05%    1,547,316
	Net Assets		                       100.00% $147,021,153

(a)	 Aggregate cost for federal income tax purposes is $137,479,643.


At March 31, 2004, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

			Gross unrealized appreciation	 $	8,020,716
			Gross unrealized depreciation	 	  (26,522)
			Net unrealized appreciation	 $	7,994,194

See accompanying notes to financial statements.







HAWAII INTERMEDIATE FUND

SCHEDULE OF INVESTMENTS

March 31, 2004 (Unaudited)

	Value
	Par Value	(Note 1 (A))
                   HAWAII MUNICIPAL BONDS - 90.57%
		Hawaii State
			Airport Systems Revenue Bonds - 3.02%
	$250,000			5.700%,	07/01/07	 $	257,747
			General Obligation Bonds - 12.16%
	150,000			5.900%,	10/01/06		165,598
	100,000			4.700%,	02/07/07		107,057
	100,000			4.755%,	05/01/07		108,715
	100,000			5.250%,	07/01/12		114,039
	250,000			5.250%,	05/01/13		280,602
	250,000			4.000%,	07/15/13	 	261,840
						 	                1,037,851
			Department of Budget & Finance
				Special Purpose Revenue Bonds
				Citizens Utilities Company - 5.13%
	210,000			5.000%,	07/01/10		233,726
	185,000			5.250%,	07/01/11	 	204,693
						 	                  438,419
				Kapiolani Health Care Systems - 15.16%
	200,000			5.500%,	07/01/05		208,668
    1,000,000			6.400%,	07/01/13	    1,085,900
						 	1,294,568
				The Queen's Health Systems - 2.36%
	200,000			5.200%,	07/01/04	 	201,728
				Wilcox Hospital - 2.95%
	250,000			4.800%,	07/01/04	 	251,463
			Hawaiian Homeland Department - 3.06%
	250,000			4.050%,	07/01/06	 	261,610
			Highway & Transportation Authority - 3.46%
	275,000			5.000%,	07/01/06	 	295,350
			Housing Authority
				Single Family Special Purpose Mortgage
				Revenue Bonds - 7.26%
	300,000			4.800%,	07/01/07		320,169
	290,000			4.650%,	07/01/12	 	299,811
						 	                  619,980
				Public Housing Authority Bonds - 0.76%
	 63,000			5.550%,	07/01/07	 	64,525


See accompanying notes to financial statements.









HAWAII INTERMEDIATE FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2004 (Unaudited)

	Value
	Par Value	(Note 1 (A))
			University of Hawaii
				University Revenue Bonds - 8.27%
     $380,000			4.750%,	10/01/04	 $	386,931
	300,000			4.300%,	07/15/13	 	319,326
						 	                  706,257
		Honolulu City & County
			Board of Water Supply - 3.54%
	200,000			5.000%,	07/01/04		201,950
	100,000			0.980%,	07/01/31	 	100,000
						 	                  301,950
			General Obligation Bonds - 4.84%
	100,000			5.000%,	07/01/09	 	112,253
	170,000			4.850%, 	02/01/10		187,156
	100,000			5.375%, 	09/01/12		113,602
						 	                  413,011
			Waste System Revenue - 2.71%
	200,000			5.500%,	07/01/11	 	231,322
			Multi-Family Mortgage Purpose Revenue Bond - 1.91%
	147,000			5.750%,	11/20/09	 	163,194
		Kauai County
			General Obligation Bonds - 4.38%
	100,000			4.550%,	08/01/05		104,366
	250,000			4.125%,	08/01/08	 	269,840
						 	                  374,206
		Maui County
			General Obligation Bonds - 6.31%
	300,000			4.650%,	03/01/07		324,360
	200,000			4.250%,	03/01/12	 	213,984
						 	                  538,344
		Virgin Islands Water & Power Authority
			Electric System Revenue - 3.29%
	250,000			5.000%,	 07/01/14		280,630

	Total Investments (Cost $7,486,580) (a)	90.57%    7,732,155
	Other Assets Less Liabilities		       9.43%	805,101
	Net Assets		                       100.00%   $8,537,256

	(a)	Aggregate cost for federal income tax purposes is $7,486,580.

See accompanying notes to financial statements.











HAWAII INTERMEDIATE FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2004 (Unaudited)

At March 31, 2004, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

		Gross unrealized appreciation		              $	248,663
		Gross unrealized depreciation			             (3,088)
				Net unrealized appreciation		$	245,575




















See accompanying notes to financial statements.












HAWAII MUNICIPAL FUND
HAWAII INTERMEDIATE FUND

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2004 (Unaudited)

	                              	Municipal		Intermediate
	                               	   Fund    	    	    Fund
ASSETS
  Investments at market value
     (Identified cost $137,519,580 and $7,486,580
      respectively) (Note 1 (A))		  $ 145,473,837	 $ 7,732,155
  Cash								  -  	     734,160
  Interest receivable					2,161,709		93,439
  Other assets						    4,717	 	 3,884
       Total assets				    147,640,263	   8,563,638

LIABILITIES
  Cash overdraft		                          319,930		     -
  Distributions payable		                    162,276		22,306
  Management fee payable		               67,040		 2,998
  Administration fee payable		                2,626		   150
  Distribution plan payable		               19,695		     -
  Shareholder servicing fee payable		         13,130		     -
  Transfer agent fee payable		               14,551		   428
  Accrued expenses		                     19,862	 	   500
       Total liabilities		              619,110	 	26,382
NET ASSETS		                           $147,021,153	  $8,537,256

NET ASSETS, INVESTOR CLASS SHARES
  Net assets
 (Applicable to 12,732,865 and 1,625,838
  shares outstanding, respectively
$.01 par value, 20,000,000 shares authorized)$143,948,684	  $8,537,256

NET ASSET VALUE, OFFERING AND REPURCHASE
  PRICE PER SHARE, INVESTOR  CLASS SHARES	         $11.31	       $5.25

INSTITUTIONAL CLASS SHARES *
	Net assets
(Applicable to 271,432 shares outstanding,
$.01 par value, 20,000,000 shares authorized)  $3,072,469

NET ASSET VALUE, OFFERING AND REPURCHASE
  PRICE PER SHARE, INSTITUTIONAL CLASS SHARES	   $11.32

NET ASSETS
  At March 31, 2004, net assets consisted of:
  Paid-in capital	                           $139,012,199	  $8,299,084
  Undistributed net investment income		   39,919		     -
 Accumulated net realized gain(loss)investments	   14,778		(7,403)
     Net unrealized appreciation		      7,954,257	     245,575
				                     $147,021,153	  $8,537,256
*	Commencement of Operation October 22, 2003.

See accompanying notes to financial statements.



HAWAII MUNICIPAL FUND
HAWAII INTERMEDIATE FUND

STATEMENT OF OPERATIONS

For the six months ended March 31, 2004 (Unaudited)

	                                         Municipal	Intermediate
	                                           Fund    	    Fund
INVESTMENT INCOME
  Interest income	                          $	3,626,812	 $	148,531

  Expenses
     Management fee (Note 2)		              367,426		 19,779
     Distribution costs (Notes 2 and 3)		  107,967		      -
     Transfer agent fees (Note 2)		         50,385		  2,370
     Shareholder services (Note 2)		         71,976		      -
     Administration fee (Note 2)		         14,394		    790
     Accounting fees		                     50,385		  2,370
     Legal and audit fees		               21,592		  4,345
     Printing		                            7,198		    395
     Miscellaneous		                      7,198		      -
     Custodian fees		                     25,935		    797
     Insurance		                            3,599		    790
     Registration fees		                      7,198		    395
     Directors fees	 	                      2,713	 	    395
     Total expenses		                    737,966		 32,426
     Expense reimbursement (Note 2)		              -  		 (3,977)
     Fee reductions (Note 5)	 	              (15,138)	 	   (796)
     Net expenses	 	                          722,828	 	 27,653
       Net investment income	 	            2,903,984	 	120,878

NET REALIZED AND UNREALIZED GAIN (LOSS)
	ON INVESTMENTS
Net realized gain(loss)from security transactions  14,778	       (1,856)
Change in unrealized appreciation of investments1,299,798	       (5,954)
       Net gain (loss) on investments	 	1,314,576	 	 (7,810)

NET INCREASE IN NET ASSETS
	RESULTING FROM OPERATIONS	           $4,218,560	     $113,068







See accompanying notes to financial statements.







HAWAII MUNICIPAL FUND


STATEMENT OF CHANGES IN NET ASSETS

	 For The Six Months Ended	For The Year Ended
	March 31, 2004 (Unaudited)	 September 30, 2003
INCREASE (DECREASE) IN NET ASSETS FROM
   Operations
      Net investment income	 $	2,903,984	 $	5,826,481
      Net realized gain on investments		14,778		643,796
      Increase (decrease) in unrealized appreciation (depreciation) of
investments	 	1,299,798	 	(1,033,771)
         Net increase in net assets resulting from operations
	4,218,560		5,436,506
   Distributions to shareholders from:
      Net investment income
         Investor Class ($.24 and $.47 per share, respectively)
	(2,835,327)		(5,701,321)
         Institutional Class ($.25 and $.47 per share, respectively*)
	(64,077)		(94,949)
		Capital gains
			Investor Class ($.01 and $0 per share, respectively)
	(115,352)		(6,771)
			Institutional Class ($.01 and $0 per share, respectively*)
	(2,384)		(134)
			Total distributions to shareholders		(3,017,140)
	(5,803,175)
   Capital share transactions (a)
      Increase in net assets resulting from capital share transactions
	1,167,261	 	10,038,432
            Total increase in net assets		2,368,681		9,671,763

NET ASSETS
   Beginning of period	 	144,652,472	 	134,980,709
   End of period (including undistributed net invest income of $39,919 and
$35,339, respectively)	 $	147,021,153	 $	144,652,472

	(a)	Summary of capital share activity follows:
		Investor Class			Institutional Class
Investor Class		      Institutional Class
	 For The Six Months Ended	 For The Six Months Ended	 For The Year
Ended	For The Period Ended
	March 31, 2004 (Unaudited)	March 31, 2004 (Unaudited)
September 30, 2003		    September 30, 2003*
        		Shares              Value	 Shares            Value
	Shares                 Value	Shares              Value
   Shares sold		643,480	$	7,229,682		21,521	 $
	239,452		1,624,327	$	18,115,962		394,018	$
	4,350,601
   Shares issued on reinvestment of distributions	 	177,254
	1,993,803	 	766	 	8,616		356,615		3,973,325
	138		1,546
                                           		820,734
	9,223,485		22,287		248,068		1,980,942
	22,089,287		394,156		4,352,147
   Shares redeemed	 	(734,573)		(8,285,206)	 	(1,695)
	(19,086)		(1,332,147)		(14,817,427)	 	(143,423)
	(1,585,575)
      Net increase	 	86,161	$	938,279	 	20,592	 $
	228,982		648,795	$	7,271,860	 	250,733	$
	2,766,572
	*	Commencement of operation October 22, 2002.

See accompanying notes to financial statements.


HAWAII INTERMEDIATE FUND


STATEMENT OF CHANGES IN NET ASSETS

	 For The Six Months Ended	For The Year Ended
	March 31, 2004 (Unaudited)	 September 30, 2003
INCREASE (DECREASE) IN NET ASSETS FROM
   Operations
     Net investment income	 $	120,878	 $	189,792
     Net realized gain (loss) on investments		(1,856)		2,647
     Increase (decrease) in unrealized appreciation (depreciation) of
investments	 	(5,954)	 	(21,610)        Net increase in net assets
resulting from operations		113,068		170,829
   Distributions to shareholders from:
     Net investment income
        ($.08 and $.15 per share, respectively)		(120,878)
	(189,792)
   Capital share transactions (a)
     Increase in net assets resulting from capital share transactions
	896,415	 	1,322,403
           Total increase in net assets		888,605		1,303,440
NET ASSETS
   Beginning of period	 	7,648,651	 	6,345,211
   End of period	 $	8,537,256	 $	7,648,651
	(a)	Summary of capital share activity follows:
		 For The Six Months Ended	 For The Year Ended
		 March 31, 2004 (Unaudited)	    September 30, 2003
       			Shares              Value	Shares              Value

   Shares sold						321,399	 $	1,688,707
	646,984	 $	3,396,257
   Shares issued on reinvestment of distributions
	18,750		       98,377		29,924	 	156,913
                                       						340,149
		1,787,084		676,908		3,553,170
   Shares redeemed						(169,540)
	(890,669)		(425,910)	 	(2,230,767)
     Net increase						170,609	 $	896,415
	250,998	 $	1,322,403

See accompanying notes to financial statements.



HAWAII MUNICIPAL FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

		INVESTOR CLASS
	For The Six Months Ended	                     Years Ended September
30,
	March 31, 2004 (Unaudited)	             2003	2002(b)       2001
2000                 1999
Net asset value
   Beginning of period	 $	11.22	 $	11.25	 $	10.89	 $	10.55	 $
	10.68	 $	11.23

Income from investment operations
   Net investment income	.24	.47		.48		.50		.52
	.55
   Net gain (loss) on securities
   	(both realized and unrealized)	 	.10	 	(.03)	 	.36
	.34	 	(.13)	 	(.55)
     Total from investment operations	 	.34	 	.44	 	.84
	.84	 	.39	 	-

Less distributions
   Dividends from net investment income		(.24)		(.47)		(.48)
	(.50)		(.52)		(.55)
   Distributions from capital gains	       (.01)		-   	**	 	-
	 	-  	 	-  	 	-
   	Total distributions	      (.25)	 	(.47)	 	(.48)	 	(.50)
	(.52)	 	(.55)
   End of period	$  11.31	 $	11.22	 $	11.25	 $	10.89	 $	10.55	 $
	10.68

Total return	2.89%	3.98%	7.92%	8.11%	3.79%	(.07)%

Ratios/Supplemental Data
   Net assets, end of period (in 000's)	$144,371	 $141,838	$134,980
	$121,471	$111,864	$116,449

   Ratio of expenses to average net assets (a)	1.01%*	1.01%	1.02%	1.03%
	.98%	.94%

   Ratio of net investment income to
   	average net assets	3.97%*	4.22%	4.42%	4.64%	4.83%	4.88%

Portfolio turnover	1.45%	16.40%	13.06%	22.06%	20.96%
	10.83%

*	Annualized
**	Less than $.01 per share

(a)	Ratios of expenses to average net assets after the reduction of custodian fees and other expenses under a custodian arrangement for the Investor Class were .99%, .99%, .96%, .94%,
..91% and .87% for the six months ended March 31, 2004 and for the years ended September 30, 2003, 2002, 2001, 2000, and 1999, respectively.

(b)	As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market discount
on debt securities.   Had the Fund not amortized market discount as an
adjustment to interest income, the net investment income to average net assets
would have been 4.38%.   Per share
and ratios prior to October 1, 2001 have not been restated to reflect this change in presentation.

See accompanying notes to financial statements.



HAWAII MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	                      INSTITUTIONAL CLASS
	For The
	Six Months Ended	For The
	March 31, 2004	Period Ended
	     (Unaudited)      	September 30, 2003 **
Net asset value
   Beginning of period	 $	11.23	 $	10.91

Income from investment operations
   Net investment income	.25	.47
   Net gain (loss) on securities
   	(both realized and unrealized)		.10	 	.32
    Total from investment operations	 	.35	 	.79

Less distributions
   Dividends from net investment income		(.25)		(.47)
   Distributions from capital gains	      (.01)		 	-  	***
   	Total distributions		(.26)	 	(.47)
   End of period	 $	11.32	 $	11.23
Total return	3.05%	7.36%

Ratios/Supplemental Data
   Net assets, end of period (in 000's) 	 $ 3,072	$2,814
   Ratio of expenses to average net assets (a)	.76%*	.76%*
   Ratio of net investment income to average net assets
4.22%*	4.47%*

Portfolio turnover                            	1.45%	16.40%

*	Annualized
**	Commencement of Operations October 22, 2002
***	Less than $.01 per share

(a)	Ratio of expenses to average net assets after the reduction of custodian fees and other expenses under a
custodian arrangement for the Institutional Class was .74% and .74% for the six months ended March 31, 2004 and for the period ended September 30, 2003, respectively.

See accompanying notes to financial statements.



HAWAII INTERMEDIATE FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	For The Six
	Months Ended
	March 31, 2004	 _________    Years Ended September 30,
	   (Unaudited)   	2003                 2002            2001
2000                 1999
Net asset value
   Beginning of period	 $	5.26	 $	5.27	 $	5.17	 $	5.01	 $
	5.03	 $	5.18

Income from investment operations
   Net investment income		.08		.15		.16		.21
	.21		.22
   Net gain (loss) on securities (both realized and unrealized)	 	(.01)
	(.01)	 	.10	 	.16	 	(.02)	 	(.14)
    Total from investment operations	 	.07	 	.14	 	.26
	.37	 	.19	 	.08

Less distributions
   Dividends from net investment income		(.08)		(.15)		(.16)
	(.21)		(.21)		(.22)
   Distributions from capital gains	 	-  	 	-  	 	-  	 	-
	 	-   	 	(.01)
      Total distributions	 	(.08)	 	(.15)	 	(.16)	 	(.21)
	(.21)	 	(.23)
   End of period	 $	5.25	 $	5.26	 $	5.27	 $	5.17	 $	5.01	 $
	5.03
Total return	1.35%	2.77%	5.15%	7.61%	3.97%	1.51%

Ratios/Supplemental Data
   Net assets, end of period (in 000's)	$8,537	$7,647	$6,345
	$4,944	$4,519	$5,493

   Ratio of expenses to average net assets
   	Before expense reimbursements	0.82%*	.96%	.84%	.88%	.85%	.98%
   	After expense reimbursements	0.72%* (a)	.73% (a)	.74% (a)	.88% (a)
	.85% (a)	.89% (a)

   Ratio of net investment income to average net assets
   	Before expense reimbursements	3.04%	2.61%	3.15%	4.12%	4.07%	4.07%
   	After expense reimbursements	3.06%	2.86%	3.15%	4.12%	4.07%	4.18%

Portfolio turnover	1.60%	20.02%	18.29%	19.28%	4.22%	3.32%

 *	Annualized

(a)	Ratios of expenses to average net assets after the reduction of custodian fees and other expenses under a custodian arrangement were .70%, .71%, .69%, ..79%, .77% and .75% for the six months ended March 31, 2004 and for the years ended September 30, 2003, 2002, 2001, 2000 and 1999, respectively.

See accompanying notes to financial statements.







































HAWAII MUNICIPAL FUND
HAWAII INTERMEDIATE FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2004 (Unaudited)

(1)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Hawaii Municipal Fund and Hawaii Intermediate Fund ("Funds") are each a series of shares of First Pacific Mutual Fund, Inc. which is registered under the Investment Company Act of 1940, as a non-diversified open-end management
company.   Hawaii Municipal Fund is authorized to offer two Classes of
Shares:  Investor Shares and Institutional Shares.   The Classes offer
different distribution charges and shareholder servicing fees which may affect performance.

The investment objective of the Funds is to provide a high level of current income exempt from federal and Hawaii state income taxes, consistent with preservation of capital and prudent investment management. The Funds seek to achieve their objective by investing primarily in municipal securities which pay interest that is exempt from federal and Hawaii income taxes.

The Funds are subject to the risk of price fluctuation of the municipal securities held in their portfolios which is generally a function of the underlying credit rating of an issuer, the maturity length of the securities, the securities' yield, and general economic and interest rate conditions.

Since the Funds invest primarily in obligations of issuers located in Hawaii, the marketability and market value of these obligations may be affected by certain Hawaiian constitutional provisions, legislative measures, executive orders, administrative regulations, voter initiatives, and other political and
economic developments.   If any such problems arise, they could adversely
affect the ability of various Hawaiian issuers to meet their financial obligation.

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income
and expenses during the reported period.   Actual results could differ from
those estimates.

    (A)	SECURITY VALUATION
Portfolio securities, which are fixed income securities, are valued by an independent pricing service using market quotations, prices provided by market-makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with
procedures established in good faith by the Board of Directors.   Securities
with remaining maturities of 60 days or less are valued on the amortized cost
basis as reflecting fair value.   All other securities are valued at their fair
value as determined in good faith by the Board of Directors.

(B)	FEDERAL INCOME TAXES
It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute their
taxable income, if any, to their shareholders.   Therefore, no federal income
tax provision is required.   At September 30, 2003, the Hawaii Intermediate
Fund had an unused capital loss carryforward of $4,475 which expires in 2010.





HAWAII MUNICIPAL FUND
HAWAII INTERMEDIATE FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

March 31, 2004 (Unaudited)

(2)	INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Lee Financial Group Inc ("LFG"), formerly First Pacific Corporation, provides the Funds with management and administrative services pursuant to a management
agreement and administrative services agreement.   In accordance with the terms
of the management agreement and the administrative services agreement, LFG receives compensation at the annual rate of .50% and up to .05% of each Fund's average daily net assets, respectively. For the six months ended March 31, 2004, LFG voluntarily waived certain management fees in the amount of $3,977 for the Hawaii Intermediate Fund.

The Funds' distributor, First Pacific Securities, Inc. ("FPS"), a wholly-owned subsidiary of LFG, received $107,967 and $0 for costs incurred in connection with the sale of Hawaii Municipal Fund's shares and Hawaii Intermediate Fund's shares, respectively (See Note 3).

First Pacific Recordkeeping, Inc. ("FPR"), a wholly-owned subsidiary of LFG,
serves as the transfer agent for the Funds.   In accordance with the terms of
the transfer agent agreement, FPR receives compensation at the annual rate of
..06% of each Fund's average daily net assets.   FPR also provides the Hawaii
Municipal Fund with certain clerical, bookkeeping and shareholder services pursuant to a service agreement approved by the Fund's directors. As compensation for these services FPR receives a fee, computed daily and payable monthly, at an annualized rate of .10% of average daily net assets.

Certain officers and directors of the Funds are also officers of LFG, FPS and FPR.


(3)	DISTRIBUTION COSTS

The Funds' Board of Directors, including a majority of the Directors who are not "interested persons" of the Funds, as defined in the Investment Company Act of 1940, adopted a distribution plan pursuant to Rule 12b-1 of the Act. The Plan regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares.

The Plan provides that the Funds may incur certain costs, which may not exceed ..25% per annum of the Funds' average daily net assets, for payment to the distributor for items such as advertising expenses, selling expenses, commissions or travel, reasonably intended to result in sales of shares of the Funds.


(4)	PURCHASES AND SALES OF SECURITIES

For the six months ended March 31, 2004, purchases and sales of securities aggregated $8,908,597 and $2,055,900, respectively, for the Hawaii Municipal
Fund.   For the six months ended March 31,2004, purchases and sales of securities for the Hawaii Intermediate Fund aggregated $1,089,211 and $115,000, respectively.






HAWAII MUNICIPAL FUND
HAWAII INTERMEDIATE FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

March 31, 2004 (Unaudited)

 (5)	CUSTODY CREDITS

Under an agreement with the Custodian Bank, custodian fees are paid by credits for cash balances. Any remaining credits are used to offset expenses of other
vendors and service providers.   During the six months ended March 31, 2004,
such reductions amounted to $15,138 and $796 for the Hawaii Municipal Fund and the Hawaii Intermediate Fund, respectively. Credits were used to offset custody fees.






























                        First Pacific Mutual Fund, Inc.

Privacy Notice

First Pacific Mutual Fund, Inc. ("First Pacific") is dedicated to protecting the privacy of your nonpublic personal information. We maintain information about you in order to provide services necessary to you as a shareholder of a First Pacific fund. We want you to understand what information we collect, and how we use and protect it.

What Information We Collect

"Nonpublic personal information" is personally identifiable financial information about you that we obtain in connection with selling shares of First Pacific to you and providing services to you as a fund shareholder. This includes, for example, your name, address, social security number, age, and account balance. It may also include other information that you provide to us, such as information on applications or other forms, or information about your transactions with us.

Our Security Procedures

To maintain security of customer information, we restrict access to nonpublic personal information and account information to our affiliates and their employees who need to know that information to provide you products or services.

We maintain physical, electronic and procedural safeguards to guard nonpublic personal information.

What Information We Disclose

First Pacific does not disclose nonpublic personal information about you to any non-affiliated third party companies. We may disclose nonpublic personal information about you that is necessary to process transactions, maintain or service your account with us or provide records, statements or confirmations requested to administer your account. This information may be provided to affiliated third parties, including First Pacific Securities, Inc., First Pacific Recordkeeping, Inc. and Lee Financial Group Inc.
We may also disclose information about you to third parties that assist us in servicing or maintaining your mutual fund account. Otherwise, we do not disclose any nonpublic personal information about our shareholders or former shareholders to anyone, except as permitted by law, such as sending annual income statements to the IRS or in response to subpoenas. The confidentiality of your nonpublic personal information will continue to be maintained consistent with this privacy notice even if you decide to close your accounts(s), your account becomes inactive, or when you otherwise cease to do business with us.

Because we already limit the sharing of your nonpublic personal information as outlined above, no action is necessary on your part to limit such sharing.










                         HAWAII MUNICIPAL FUND INVESTOR CLASS
                        HAWAII MUNICIPAL FUND INSTITUTIONAL CLASS
                              HAWAII INTERMEDIATE FUND

                        SUPPLEMENT DATED APRIL 21, 2004 TO THE
                           PROSPECTUS DATED FEBRUARY 1, 2004




Effective immediately, the Investment Manager and Administrative Manager to the funds noted above have changed their respective names from First Pacific Corporation to Lee Financial Group Inc. All references in the prospectus to First Pacific Corporation are hereby replaced by Lee Financial Group Inc.




                SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                                   FOR FUTURE REFERENCE








                                                Supplement to the Prospectus






















INVESTMENT MANAGER
Lee Financial Group Inc.
2756 Woodlawn Drive, Suite #6-201
Honolulu, Hawaii  96822-1856


DISTRIBUTOR
First Pacific Securities, Inc.
2756 Woodlawn Drive, Suite #6-201
Honolulu, Hawaii  96822-1856


CUSTODIAN
Union Bank of California, N.A.
475 Sansome Street, 15th Floor
San Francisco, California  94111


LEGAL COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, Pennsylvania  19103-6996

INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
Tait, Weller & Baker
1818 Market Street, Suite #2400
Philadelphia, Pennsylvania  19103-2108


TRANSFER AGENT
First Pacific Recordkeeping, Inc.
2756 Woodlawn Drive, Suite #6-201
Honolulu, Hawaii  96822-1856
























Item 2.  Code of Ethics.

The information required by this Item is only required in an annual report on this Form N-CSR.

Item 3.  Audit Committee Financial Expert

The information required by this Item is only required in an annual report on this Form N-CSR.

Item 4.  Principal Accountant Fee and Services.

The information required by this Item is only required in an annual report on this Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

The information required by this Item is only required in an annual report on this Form N-CSR.

Item 6.  Schedule of Investments.

Schedule is include as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

No material changes were made to the procedures by which shareholders recommend nominees to the board.

Item 10.  Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or person performing similar functions, has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, and amended (the "1940 Act") (17CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
Exchange Act (17CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

        (a)(1) Code of Ethics is only required in an annual report on this Form N-CSR.

        (a)(2) Certifications pursuant to Rule 30a-2(a) under the Act (17 CFR270.30a-2(a)) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)   __________First Pacific Mutual Fund, Inc.__________

By (Signature and Title)*  __________/s/  Terrence K.H. Lee__________
				Terrence K.H. Lee, President and CEO
				(principal executive officer)

Date __________May 28, 2004__________


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  ___________/s/ Terrence K.H. Lee__________
				Terrence K.H. Lee, President and CEO
				(principal executive)

By (Signature and Title)*  __________/s/ Charlotte A. Meyer__________
				Charlotte A. Meyer, Treasurer
				(principal financial officer)

Date  __________May 28, 2004__________


*Print the name and title of each signing officer under his or her signature.